Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Premises and Equipment
The detail of premises and equipment as of December 31st for the past two years is as follows:

(In thousands)	December 31, 2016	December 31, 2015
Land and buildings	$24,896	$17,286
Furniture, fixtures and equipment	9,194	7,510
Leasehold improvements	1,458	1,825
Gross premises and equipment	35,548	26,621
Less: Accumulated depreciation	(12,150)	(11,450)
Net premises and equipment	$23,398	$15,171